LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
LONG-TERM DEBT

5.     LONG-TERM DEBT

  The Company entered into a credit agreement on January 10, 2008 with a group of financial institutions relating to a new $300 million unsecured revolving credit facility (the "First Credit Facility"). The Company's previous $300 million secured revolving credit facility was terminated. The First Credit Facility was scheduled to mature on January 10, 2013. However, the Company, with the consent of lenders representing 66 2/3% of the aggregate commitments under the facility, had the option to extend the term of this facility for additional one-year terms.

  On September 4, 2008, the Company entered into a further credit agreement with a separate group of financial institutions relating to an additional $300 million unsecured revolving credit facility (the "Second Credit Facility"). The Second Credit Facility was scheduled to mature on September 4, 2010.

  On June 15, 2009, the Company amended and restated the First Credit Facility and the Second Credit Facility. The amount available under the Second Credit Facility was increased by $300 million to $600 million, and the scheduled maturity date was extended to June 2012.

  On June 22, 2010, the Company terminated the First Credit Facility and amended and restated the Second Credit Facility to increase the amount available to $1.2 billion and extend the scheduled maturity date to June 22, 2014 (as so amended and restated, the "Credit Facility").

  On August 4, 2011, the Company amended and restated the Credit Facility. The total amount available under the Credit Facility remains unchanged at $1.2 billion; however, the maturity date was extended from June 22, 2014 to June 22, 2016.

  Payment and performance of the Company's obligations under the Credit Facility is guaranteed by all material and certain other subsidiaries of the Company (the "Guarantors"). The Credit Facility contains covenants that restrict, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business. The Company is also required to maintain a total net debt to EBITDA ratio below a specified minimum value as well as a minimum tangible net worth. At December 31, 2011, the Credit Facility was drawn down by $320 million (2010 — $50 million). This drawdown, together with outstanding letters of credit under the Credit Facility, decrease the amounts available under the Credit Facility such that $849.4 million was available for future drawdowns at December 31, 2011.

  In addition, on June 2, 2009, Agnico-Eagle executed an unsecured C$95 million financial security issuance agreement with Export Development Canada. This agreement matures in June 2014 and is used to provide letters of credit for environmental obligations or in relation to licence or permit bonds relating to the Meadowbank mine. As at December 31, 2011, outstanding letters of credit drawn against this agreement totalled C$79.6 million (2010 — C$75.6 million).

  On April 7, 2010, the Company closed a private placement of an aggregate $600 million of guaranteed senior unsecured notes due in the years 2017, 2020 and 2022 (the "Notes") with a weighted average maturity of 9.84 years and weighted average yield of 6.59%. Net proceeds from the offering of the Notes were used to repay amounts owed under the Company's then existing credit facilities. Payment and performance of the Company's obligations under the Notes is guaranteed by the Guarantors. The Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to the mining business and the ability of the Guarantors to incur indebtedness. The Notes also require the Company to maintain the same financial ratios and same minimum tangible net worth as under the Credit Facility. The Notes and the Credit Facility rank equally in seniority.

  The following are the individual series of the issued Notes:

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000

  For the year ended December 31, 2011, total interest expense was $55.0 million (2010 — $49.5 million; 2009 — $8.4 million) and total cash interest payments were $52.8 million (2010 — $41.4 million; 2009 — $17.2 million). In 2011, cash interest on the Credit Facility was $1.7 million (2010 — $12.3 million; 2009 — $14.0 million), cash standby fees on the Credit Facility was $8.6 million (2010 — $6.7 million; 2009 — $2.4 million), and cash interest on the Notes was $39.5 million (2010 — $19.8 million, 2009 — n/a). In 2011, $1.0 million (2010 — $4.6 million; 2009 — $15.5 million) of the total interest expense was capitalized to construction in progress.

  The Company's weighted average interest rate on all of its long-term debt as at December 31, 2011 was 5.02% (2010 — 5.43%).